Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Accounts receivable	$ 3,017,176	$ 2,066,302
Accounts receivable - related parties	272,731	1,651,530
Current liabilities:
Accrued marketing and channel fees		2,841,260
Accrued marketing and channel fees - related parties		4,495,817
Net revenue
Commission fee	8,751,657	4,334,526	$ 10,080,180
Commission fee - related parties	$ 1,626,942	3,628,848	$ 1,197,575
Previously reported [Member]
Current assets:
Accounts receivable		3,693,095
Accounts receivable - related parties		24,737
Current liabilities:
Accrued marketing and channel fees		6,565,830
Accrued marketing and channel fees - related parties		771,247
Net revenue
Commission fee		6,446,753
Commission fee - related parties		1,516,621
Reclassification (Decrease)/ Increase [Member]
Current assets:
Accounts receivable		(1,626,793)
Accounts receivable - related parties		1,626,793
Current liabilities:
Accrued marketing and channel fees		(3,724,570)
Accrued marketing and channel fees - related parties		3,724,570
Net revenue
Commission fee		(2,112,227)
Commission fee - related parties		$ 2,112,227